Other Net Income - Summary of Other Net Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income [Line Items]
Government grants	¥ 4,348	¥ 3,075	¥ 2,837
Gains on disposal of property, plant and equipment and construction in progress	602	989	557
Penalty income	216	126	102
Others	272	258	339
Other net income	5,438	4,448	3,835
Aircraft and spare engines and relating construction in progress [member]
Disclosure of other operating income [Line Items]
Gains on disposal of property, plant and equipment and construction in progress	584	960	523
Other property, plant and equipment [member]
Disclosure of other operating income [Line Items]
Gains on disposal of property, plant and equipment and construction in progress	¥ 18	¥ 29	¥ 34